Equity / (Deficit) (Details Narrative) (Allied Integral United Inc) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 09, 2018	Dec. 31, 2020	Mar. 31, 2020	Nov. 30, 2019	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 10, 2020	Sep. 09, 2020	Sep. 30, 2018	Jul. 30, 2018	Jan. 02, 2018
Common stock, shares authorized		25,000,000			25,000,000		25,000,000	25,000,000		25,000,000	250,000,000
Common stock, par value		$ 0.001			$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized		2,000,000			2,000,000		2,000,000	2,000,000
Preferred stock, par value		$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Number of shares issued	15,810
Number of stock issued during the period								$ 3,801,000	$ 9,680,000
Common stock, shares issued		3,151,780			3,151,780		3,151,780	1,773,189					1,390,000
Common stock, shares outstanding		3,151,780			3,151,780		3,151,780	1,773,189
Number of common stock vested compensation for services							$ 80,000	$ 87,000	84,000
Preferred stock, shares issued		328,925			328,925		328,925	328,925
Preferred stock, shares outstanding		328,925			328,925		328,925	328,925
Warrants issued to purchase of stock	15,810
Warrants exercise price per share	$ 114
Net loss							$ (2,957,000)	$ (9,229,000)	$ (8,131,000)
Allied Integral United Inc [Member]
Common stock, shares authorized		100,000,000			100,000,000		100,000,000	100,000,000				100,000,000		400,091
Common stock, par value		$ 0.01			$ 0.01		$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares authorized		30,000,000			30,000,000		30,000,000	30,000,000				30,000,000
Preferred stock, par value		$ 0.01			$ 0.01		$ 0.01	$ 0.01				$ 0.01
Number of shares issued								10,000
Number of stock issued during the period							$ 400,000	$ 100
Common stock, shares issued		863,407			863,407		863,407	410,091
Common stock, shares outstanding		863,407			863,407		863,407	410,091
Number of restricted stock shares issued during the period							1,200,000
Number of restricted stock issued during the period							$ 12,000,000
Common stock voting rights description							Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors.
Awarded restricted stock					$ 566,645		$ 1,699,935
Unamortized compensation		$ 2,833,225			$ 2,833,225		2,833,225
Net loss							$ (22,724,842)	$ (18,145,483)
Allied Integral United Inc [Member] | Independent Consulting Agreement [Member]
Number of restricted stock shares issued during the period						204,158
Number of restricted stock issued during the period						$ 204,158
Shares issued price per share			$ 10			$ 10
Allied Integral United Inc [Member] | Public Offering [Member]
Warrants issued to purchase of stock		1,040,879			1,040,879		1,040,879
Warrants exercise price per share		$ 8			$ 8		$ 8
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member]
Common stock, shares authorized				1,500,000
Common stock, par value		$ 0.01			$ 0.01		$ 0.01
Preferred stock, shares authorized				1,500,000
Number of shares issued							320,657
Stock conversion of preferred stock description				The exchange rate is 1 share of AIU Alt Care preferred stock to 1 share of the Company’s common stock.
Shares designated				700,000
Number of preferred stock exchanged for common stock shares							320,658	78,000
Number of preferred stock exchanged for common stock							$ 3,206,576	$ 780,000
Number of preferred stock issued for debt-to-equity transaction							$ 325,000
Number of preferred stock shares issued for debt-to-equity transaction							32,500
Number of preferred stock issued for indemnification fees							$ 60,000
Number of preferred stock issued for compensation for services							50,000
Net loss							$ 528,044	215,500
Percentage of non-controlling interest		99.00%			99.00%		99.00%
Non-controlling interest loss							$ 522,675	213,345
Warrants issued during the period							442,158
Warrants term		10 years			10 years		10 years
Dividend rate							10.25%
Allied Integral United Inc [Member] | Clearday Oz Fund [Member]
Preferred stock, par value		$ 10.00			$ 10.00		$ 10.00
Net loss							$ 1,486,902	$ 405,120
Percentage of non-controlling interest								99.00%
Non-controlling interest loss							$ 1,472,033	$ 401,169
Warrants issued during the period							598,721
Allied Integral United Inc [Member] | Clearday Oz Fund [Member] | Limited Partnership Interest [Member]
Number of shares issued		20,000					99,038	499,682
Number of stock issued during the period		$ 200,000					$ 990,387	$ 4,996,827
Warrants issued to purchase of stock								463,196
Allied Integral United Inc [Member] | Series A 6.75% Cumulative Convertible Preferred Stock [Member]
Preferred stock, shares authorized		15,000,000			15,000,000		15,000,000	15,000,000
Preferred stock, par value		$ 0.01			$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued		9,213,705			9,213,705		9,213,705	8,666,481
Preferred stock, shares outstanding		9,213,705			9,213,705		9,213,705	8,666,481
Stock conversion of preferred stock description							The conversion rate to the number of shares of common stock is equal to 1 share for each share of Series A preferred stock.
Accounts payable		$ 1,353,000			$ 1,353,000		$ 1,353,000
Dividends							$ 10,944,480	$ 10,981,490
Allied Integral United Inc [Member] | Series I Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Warrants issued to purchase of stock								577,683
Allied Integral United Inc [Member] | Series I 10.25% Cumulative Convertible Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Preferred stock, par value				$ 0.01
Number of shares issued		20,158
Number of stock issued during the period		$ 201,576
Allied Integral United Inc [Member] | Officers, Directors and Consultant [Member]
Number of common stock vested compensation for services, shares							169,993
Number of common stock vested compensation for services							$ 169,993
Number of restricted stock shares issued during the period							453,316
Allied Integral United Inc [Member] | Executive [Member]
Number of common stock vested compensation for services, shares			20,000
Number of restricted stock issued during the period			$ 20,000
Shares issued price per share			$ 10			10
Allied Integral United Inc [Member] | Officer [Member]
Number of common stock vested compensation for services, shares			20,000
Number of restricted stock shares issued during the period			20,000
Shares issued price per share			$ 10			10
Allied Integral United Inc [Member] | Third Party [Member] | Independent Consulting Agreement [Member]
Number of common stock vested compensation for services, shares			204,158
Number of restricted stock shares issued during the period			204,158
Shares issued price per share			$ 10			$ 10